Digital Asset Collateral Receivable (Tables)	6 Months Ended
Jun. 30, 2025
Digital Assets [Abstract]
Schedule of Collateral for Loan Borrowings

The following table presents the Company’s digital assets pledged as collateral for loan borrowings and accounts payable at the end of the period:

	As of
	June 30, 2025		December 31, 2024
	Quantity	Fair value	Quantity	Fair value

Pledged BTC- current (1)	87	9,397	131	12,569
Pledged BTC-non-current (2)	591	63,140	502	47,827
Digital asset collateral receivable	678	72,537	633	60,396

(1)	The BTC was pledged for the accounts payable due to a supplier of mining equipment, who is a related party of the Company. This collateral is expected to be released when the related outstanding payables are paid within one year.

(2)	The BTC was pledged for long-term loans (see Note 10). This collateral is expected to be released when the related loans are matured and repaid after one year.